Consolidated Statements of Loss and Comprehensive Loss - CAD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue		$ 1,076,861	$ 1,123,072	$ 1,217,459
Cost of revenue		(678,305)	(506,500)	(594,321)
Gross profit		398,556	616,572	623,138
Consulting and marketing		1,387,628	8,190	20,309
Research and Development		836,833
Depreciation and Amortization		93,354	30,702	51,988
General and administrative expenses		1,254,089	947,300	334,036
Share-based compensation		343,252	153,909	550,517
Professional fees		1,739,430	1,220,746	278,012
Total operating expense		(5,654,586)	(2,360,847)	(1,234,862)
Loss before other income (expense)		(5,256,030)	(1,744,275)	(611,724)
Other income (expense)
Finance income (expenses), net		314	(14,451)	(13,514)
Foreign exchange gain (loss)		(76,469)	100,322	123,002
Gain from warrants revaluation		7,704
Covid-19 grant				53,301
Listing expense				(4,394,390)
Impairments		(13,142,481)
Other operating expense		(13,210,932)	85,871	(4,231,601)
Loss before tax		(18,466,962)	(1,658,404)	(4,843,325)
Tax expense		(28,159)	(6,280)	(35,413)
Loss for the year	[1]	(18,495,121)	(1,664,684)	(4,878,738)
Other comprehensive income (loss)
Exchange differences on translation		(22,992)	(11,709)	14,473
Remeasurement of a defined benefit plan, net		485	3,835	6,223
Other comprehensive income (loss) for the year		(22,507)	(7,874)	20,696
Total comprehensive loss		$ (18,517,628)	$ (1,672,558)	$ (4,858,043)
Loss per share - basic	[2]	$ (91.20)	$ (9.88)	$ (41.42)
Loss per share - diluted	[2]	$ (91.20)	$ (9.88)	$ (41.42)
Weighted average number of common shares outstanding - basic		204,054	167,716	117,540
Weighted average number of common shares outstanding - diluted		204,054	167,716	117,540

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)
[2]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)